Document and Entity Information	Nov. 14, 2019
Cover [Abstract]
No Trading Symbol Flag	true
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001635718
Document Type	8-K
Document Period End Date	Nov. 14, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	1-36874
Entity Tax Identification Number	47-2390983
Entity Address, Address Line One	7950 Jones Branch Drive
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22107-0910
City Area Code	703
Local Phone Number	854-6000
Entity Information, Former Legal or Registered Name	Gannett Co., Inc.
Entity Registrant Name	GANNETT MEDIA CORP.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Security Exchange Name	NYSE
Entity Emerging Growth Company	false